Lease - Lessee (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Future Minimum Payments
Total lease liabilities at present value recognized in the Consolidated Balance sheet is presented below:

12/31/2019
Current	879
Up to 1 year	879
Non-current	3,252
From 1 to 5 years	2,498
Over 5 years	754

Total future minimum payments (Note 18b)	4,131

Summary of Amounts Recognized in Statement of Net Income Loss
Lease amounts recognized in the Consolidated Statement of Income:

01/01 to 12/31/2019
Sublease revenue	12
Depreciation expenses	(1,060)
Interest expenses	(271)
Lease expense for low value assets	(82)
Variable expenses not include in lease liabilities	(81)

Total	(1,482)